Income taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Income taxes
Carried-forward tax losses	€ 94,226
Tax rate	28.00%	28.00%	28.00%
Deferred tax asset	€ 0
Forecast
Income taxes
Tax rate	25.00%
France
Income taxes
Tax losses which can be carried forward indefinitely	€ 92,949
US
Income taxes
Carried-forward tax losses	1,276			$ 1,566
Tax losses which can be carried forward indefinitely	931
Amount of unused tax losses expected to be expire in 2037	173
Amount of unused tax losses expected to be expire in 2036	132
Amount of unused tax losses expected to be expire in 2035	€ 40
US | Biophytis Inc
Income taxes
Tax rate	21.00%
Brazil
Income taxes
Tax losses which can be carried forward indefinitely	€ 1
Brazil | Instituto Biophytis Do Brasil
Income taxes
Tax rate	34.00%